Real estate properties under development	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Real estate properties under development

4. Real estate properties under development

The following summarizes the components of real estate property under development at December 31, 2015 and June 30, 2016:

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Under development:
Current:
Jinan Xinyuan Splendid	40,847,827	-
Xuzhou Colorful City	54,157,809	35,692,007
Zhengzhou Xin City	46,165,101	13,201,317
Beijing Xindo Park	176,553,742	75,275,292
Kunshan Royal Palace	215,917,469	106,269,767
Suzhou Lake Royal Palace	267,569,547	160,683,079
Xingyang Splendid I	32,010,140	20,520,326
Xingyang Splendid II	43,311,674	49,770,958
Xingyang Splendid III	23,896,026	25,552,920
Xingyang Splendid IV	6,762,190	7,186,781
Zhengzhou Thriving Family	29,098,191	9,264,361
Zhengzhou Xindo Park	73,294,372	65,353,548
Jinan Royal Palace	261,268,961	224,396,572
Sanya Yazhou Bay No.1	109,896,103	113,749,483
Shanghai Royal Palace	215,117,468	178,883,202
Changsha Xinyuan Splendid	194,444,916	186,196,892
Chengdu Thriving Family	258,173,028	254,337,919
Jinan Xin Central	163,174,394	103,148,161
Zhengzhou Fancy City I	71,896,698	53,112,844
Tianjin Spring Royal Palace	65,583,961	71,453,892
Henan Xin Central II	39,117,259	41,110,480
Henan Xin Central I	127,696,203	89,942,514
Xi'an Xindo Park	-	236,612,282
Kunshan Xindo Park	-	85,803,213
Zhengzhou Fancy City II(South)	-	40,623,552
Zhengzhou Fancy City II(North)	-	37,975,124
XIN Eco Marine Group Properties Sdn Bhd (“Malaysia project”)	8,165,745	10,774,342
New York Oosten	226,208,448	258,591,803
Hudson Garden project	-	61,399,802
	2,750,327,272	2,616,882,433
Profit recognized	347,083,874	181,806,263
Less: progress billings	(1,210,089,345)	(716,009,141)

Total real estate property under development	1,887,321,801	2,082,679,555

As of June 30, 2016, land use rights included in the real estate properties under development totaled US$1,291,977,264 (December 31, 2015: US$1,130,109,973).

As of June 30, 2016, land use rights with an aggregate net book value of US$681,681,307 (December 31, 2015: US$1,018,987,851) were pledged as collateral for certain bank loans and other debts. As of June 30, 2016, real estate properties under development with an aggregate net book value of US$336,169,943 (December 31, 2015: 172,623,335) were pledged as collateral for certain bank loans